Share Capital (Details) - Schedule of share capital - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of share capital [Abstract]
Ordinary shares	227,246,596	178,279,566	163,215,706
Ordinary shares, value	$ 88,361,303	$ 62,426,991	$ 60,289,875
Ordinary shares, Fully paid, shares	227,246,596	178,279,566	163,215,706
Ordinary shares, Fully paid, value	$ 88,361,303	$ 62,426,991	$ 60,289,875